Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share
Summary of earnings per share

	At March 31,
	2018	2017	2016
Basic earnings per ordinary share (€)	1.2151	1.0530	1.1626
Diluted earnings per ordinary share (€)	1.2045	1.0464	1.1563
Number of ordinary shares (in Ms) used for EPS
Basic	1,193.5	1,249.7	1,341.0
Diluted (a)	1,204.0	1,257.5	1,348.4

Details of share options in issue have been described more fully in Note 14 to the consolidated financial statements.  See below for explanation of diluted number of ordinary shares.